united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX

Swan Defined Risk Emerging Markets Fund
Class A – SDFAX
Class C – SDFCX
Class I – SDFIX

Swan Defined Risk Foreign Developed Fund
Class A – SDJAX
Class C – SDJCX
Class I – SDJIX

Swan Defined Risk U.S. Small Cap Fund
Class A – SDCAX
Class C – SDCCX
Class I – SDCIX

Annual Report
June 30, 2018

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Developed Fund

Swan Defined Risk U.S. Small Cap Fund

SHAREHOLDER LETTER

June 30, 2018
Fiscal Year Annual Review

Dear Shareholders,

The flagship Swan Defined Risk Fund Class I Institutional (SDRIX) shares returned 4.63% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2018. Comparatively, the benchmark S&P 500 Total Return Index1 advanced 14.37% over the same time frame. This result was below our investment objective of capturing around 50% of the upside performance in the benchmark. There were a few key determinants that caused this outcome. First, the equally-weighted Select Sector SPDR ETF positions (financial and real estate considered one sector) held in the SDRIX core equity portfolio trailed the cap-weighted S&P 500 index by approximately 2.58%. This was mostly due to the underperformance in the utility (XLU) sector and outperformance in the technology (XLK) sector. In the SDRIX portfolio, the utility sector is overweighted by 8.14% and the technology sector is under-weighted by 15.33% relative to the cap-weighted S&P 500. The utilities sector increased a modest 3.41% (including dividends) while the technology sector returned a strong 28.74% for the fiscal year ended June 30, 2018. The second factor behind the underperformance of the SDRIX portfolio vs the benchmark was the 4.25% decrease in the value of the hedge (long SPX LEAPS put options). This cost of carry for the hedge was in-line with our expectations given the magnitude of the increase in the S&P 500 index. Overall, the hedged equity (ten Select Sector SPDR ETFs + SPX LEAPS put options) component of the SDRIX portfolio returned 4.90% for the fiscal year ended June 30, 2018. Lastly, the performance of the options income portfolio component was flat, with a 0.27% decrease for the fiscal year ended June 30, 2018. Options income was negatively impacted by the sharp increase in market volatility in early February 2018. The fund distributed a $0.10 per share dividend on December 22, 2017 which originated from core equity dividend income received over the prior year.

[1]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The Swan Defined Risk Emerging Markets Fund Class I Institutional (SDFIX) shares returned 2.92% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2018. In comparison, the benchmark MSCI Emerging Markets (Gross) Index returned 8.59% over the same time frame. This performance was below expectation for capturing about 50% of the upside performance in the benchmark and was mainly due to underperformance in options income. The hedged equity component of the SDFIX portfolio (EEM ETF + EEM LEAPS put options) increased 2.04% during the prior fiscal year. The hedge component (EEM LEAPS put options) was a 2.64% drag on performance amid an increase in the underlying EEM. The options income component of the SDFIX portfolio returned 0.88% during the fiscal year ended June 30, 2018. The slightly positive return for options income was mostly attributable to choppiness in EEM over the past fiscal year. Finally, SDFIX distributed a $0.21 per share dividend on December 22, 2017 which originated from dividend income and short-term and long-term capital gains over the prior fiscal year.

The Swan Defined Risk Foreign Developed Fund Class I Institutional (SDJIX) shares returned 1.44% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2018. In comparison, the MSCI EAFE (Gross) Index (EAFE – Europe, Australia, Far East) returned 7.37% over the same time frame. This performance was below our expectation for capturing about 50% of the upside performance in the benchmark and was mainly due to underperformance in options income. The hedged equity component of the SDJIX portfolio (EFA ETF + EFA LEAPS put options) returned 0.70% during the fiscal year ended June 30, 2018. The hedge component (EFA LEAPS put options) was a 2.91% drag on performance amid an increase in the underlying EFA. The options income component of the SDJIX portfolio returned 0.74% during the fiscal year ended June 30, 2018. The slightly positive return for options income was mostly attributable to instances of high volatility in EFA over the past fiscal year. Finally, SDJIX distributed a $0.34 per share dividend on December 22, 2017 which resulted from dividend income and short-term and long-term capital gains over the prior fiscal year.

The Swan Defined Risk U.S. Small Cap Fund Class I Institutional (SDCIX) shares returned 7.51% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2018. In comparison, the Russell 2000 Total Return Index was up 17.57% over the same time frame. This performance was below our expectation for capturing about 50% of the upside performance in the benchmark and was mainly due to underperformance in options income. The hedged equity component of the SDCIX portfolio (IWM ETF + RUT LEAPS put options) advanced 6.70% during the fiscal year ended June 30, 2018. The hedge component (RUT LEAPS put options) was a 6.93% drag on performance amid a strong increase in the underlying RUT Index. The options income component of the SDCIX portfolio gained a modest 0.81% for the fiscal year ended June 30, 2018. Options income was negatively impacted by the sharp increase in market volatility in early February 2018.

Strategy

The Swan Defined Risk’s core strategy is to deliver consistent, tax efficient returns over a full market cycle with a simple, three-step approach. First, we purchase and hold an ETF or basket of ETFs that represent a broad range of stocks. Second, we hedge most or the entire notional value of the ETFs through the purchase of corresponding LEAPS put options.2 At certain times, we may buy additional shorter-term puts to supplement the long-term LEAPs put options. We allocate up to 10% of the portfolio to the combined hedge. Finally, we proportionally write shorter-term options premium against the long ETFs and LEAPS puts. Premiums received from writing short-term options represent income-type positions that are designed to take advantage of risk premia3 and time decay with a return objective to allay the cost of the hedge. We believe a smoother ride with lower volatility and greater absolute downside protection can help investors to stay the course towards reaching their goals.

Swan has managed this strategy for over 20 years as a way of addressing the systematic market risk posed by the inevitable bear market. We combine tax-efficient, low-cost exposure to the broad equity markets with long-dated options that protect against major market downturns. Although our strategy can be vulnerable to fierce, short-term declines such as the February 2018 volatility event, the strategy has been highly effective in protecting against cyclical bear markets. Moreover, we have taken measures to address this localized event risk by buying shorter term protection in addition to the systematic purchase of LEAPS puts in the Swan Defined Risk Fund. Most investors try to manage risk with timing and diversification. However, consistently timing the unknown is very difficult and you can’t diversify market risk away. Therefore, we choose to keep market timing to a minimum and directly attack market risk by including assets that have an inverse correlation to the markets long put options. In the Swan Defined Risk Fund, we maintain an equity portfolio that equally weights nine sectors of the S&P 500 through the Select SPDR ETFs (we combine XLF and XLRE as one sector), which we rebalance regularly. In the long-term, our experience has shown that an equal-weight sector strategy has outperformed a cap-weighted because it forces you to continually buy low and sell high. Also, we avoid the risk of actively trying to pick winning stocks or sectors. As we have experienced in the prior two years, the equal-weight strategy has underperformed, but at some point, the momentum will run out. For the other three funds in the Swan Fund Family, we buy one ETF security that directly relates to the related strategy (i.e., IWM for Swan U.S. Small Cap). Our goal at Swan is to provide investors with a time-tested solution to managing non-diversifiable market risk across all asset classes, which provides Swan DRS investors a superior investment experience. We take a long-term view and define success as greater absolute and risk-adjusted returns over a full market cycle (i.e., a bull and bear market).

[2]	LEAPS - Long-term Equity AnticiPation Securities have the same characteristics as standard options, but with expiration dates up to three years in the future.

[3]	Risk Premia as it relates to options is a condition in which implied volatility is greater than historical volatility.

Outlook

Looking ahead, there appears to be powerful economic headwinds that may undermine the strength of the current bull market that began in the aftermath of the financial crisis in 2009. First and foremost, the Federal Open Market Committee (FOMC) continues to raise short-term rates to the extent that the difference between 2-year and 10-year US treasury yields has reached the lowest since 2007. At the same time, FOMC is slowly shrinking its $4.3 trillion balance sheet, which will likely have the opposite effect of quantitative easing. These policy moves by the FOMC are driving the dollar higher and draining liquidity from the global financial system. There are some positive market factors such as the large corporate tax cut passed in December 2017 and a strong economy with historically low unemployment. However, these factors are offset by a looming trade war and potentially higher interest rates and inflation, which will ultimately drive costs higher and profits lower. Investors need a strategy to handle both upside and especially downside scenarios. Consequently, we believe this is an opportune time to consider hedged equity, particularly the Swan Fund Family that can diversify risk by category (Swan Defined Risk and U.S. Small Cap) and geography (Swan Emerging Markets and Swan Foreign Developed), as a substantive portion of an investor’s portfolio.

We appreciate your confidence in our mutual funds and look forward to our next communication with our shareholders. We are working diligently toward our primary objectives of protecting investment capital against downside risk and seeking better than average returns in the hedged equity fund class.

7358-NLD-08/07/2018

Best Regards,

Randy Swan

President

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmarks:

	Annualized	Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Fund - Class A	4.33%	4.80%	4.82%	N/A
Swan Defined Risk Fund - Class A with Load	(1.40)%	3.63%	3.83%	N/A
Swan Defined Risk Fund - Class C	3.57%	4.04%	N/A	3.96%
Swan Defined Risk Fund - Class I	4.63%	5.08%	5.09%	N/A
S&P 500 Total Return Index (c)	14.37%	13.42%	14.45%	13.92%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	(0.40)%	2.27%	1.57%	1.63%
Swan Defined Risk Fund Custom Blended Index (e)	8.34%	8.97%	9.26%	8.98%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2017 are 1.55%, 2.29% and 1.30% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	94.6%
Purchased Put Options	5.3%
Purchased Call Options	1.1%
Short-Term Investments	0.6%
Call Options Written	(0.9)%
Put Options Written	(1.0)%
Other Assets in Excess of Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmarks:

	Annualized	Annualized
	One Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	2.73%	1.63%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(2.91)%	0.00%
Swan Defined Risk Emerging Markets Fund - Class C	1.95%	0.89%
Swan Defined Risk Emerging Markets Fund - Class I	2.92%	1.85%
MSCI Emerging Markets Index (b)	8.59%	6.09%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	(0.40)%	1.47%
Swan Defined Risk Emerging Markets Fund Custom Blended Index (d)	3.52%	2.85%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2017, are 2.56%, 3.31% and 2.31% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	87.8%
Purchased Put Options	11.4%
Short-Term Investments	1.1%
Purchased Call Options	0.0%
Put Options Written	(1.3)%
Call Options Written	(0.7)%
Other Assets in Excess of Liabilities	1.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmarks:

	Annualized	Annualized
	One Year	Since Inception (a)
Swan Defined Risk Foreign Developed Fund - Class A	1.13%	3.44%
Swan Defined Risk Foreign Developed Fund - Class A with Load	(4.46)%	1.14%
Swan Defined Risk Foreign Developed Fund - Class C	0.38%	2.71%
Swan Defined Risk Foreign Developed Fund - Class I	1.44%	3.71%
MSCI EAFE Index (b)	7.37%	8.77%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	(0.40)%	1.90%
Swan Defined Risk Foreign Developed Fund Custom Blended Index (d)	4.31%	6.12%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2017, are 2.45%, 3.20% and 2.20% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Foreign Developed Fund Blended Index is a composite of 60% MSCI EAFE Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	90.5%
Purchased Put Options	7.7%
Short-Term Investments	0.9%
Purchased Call Options	0.0%
Call Options Written	(0.3)%
Put Options Written	(0.7)%
Other Assets in Excess of Liabilities	1.9%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmarks:

	Annualized	Annualized
	One Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	7.27%	9.08%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	1.39%	6.65%
Swan Defined Risk U.S. Small Cap Fund - Class C	6.38%	8.30%
Swan Defined Risk U.S. Small Cap Fund - Class I	7.51%	9.32%
Russell 2000 Total Return Index (b)	17.57%	16.51%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	(0.40)%	1.90%
Swan Defined Risk U.S. Small Cap Fund Custom Blended Index (d)	10.17%	10.72%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2017, are 2.35%, 3.10% and 2.10% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	91.6%
Purchased Put Options	6.2%
Short-Term Investments	3.1%
Purchased Call Options	0.0%
Call Options Written	(0.3)%
Put Options Written	(1.2)%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 94.6%
	EQUITY FUNDS - 94.6%
3,018,324	Consumer Discretionary Select Sector SPDR Fund ^	$329,902,813
5,987,251	Consumer Staples Select Sector SPDR Fund ^	308,523,044
4,098,338	Energy Select Sector SPDR Fund ^	311,227,788
9,261,743	Financial Select Sector SPDR Fund ^	246,269,746
3,760,965	Health Care Select Sector SPDR Fund ^	313,890,139
4,212,361	Industrial Select Sector SPDR Fund ^	301,731,418
5,100,125	Materials Select Sector SPDR Fund ^ #	296,164,259
1,629,476	Real Estate Select Sector SPDR Fund ^	53,300,160
4,891,494	Technology Select Sector SPDR Fund ^	339,812,088
5,609,529	Utilities Select Sector SPDR Fund ^	291,471,127
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,188,043,100)	2,792,292,582

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 6.4%
	PURCHASED CALL OPTIONS - 1.1%
1,962	S&P 500 Index +	Goldman Sachs	7/20/2018	2,800	549,360,000	554,265
1,962	S&P 500 Index +	Goldman Sachs	7/20/2018	2,900	568,980,000	29,430
1,221	S&P 500 Index +	Goldman Sachs	7/20/2018	2,910	355,311,000	15,263
1,100	S&P 500 Index +	Goldman Sachs	7/20/2018	2,925	321,750,000	13,750
1,523	S&P 500 Index +	Goldman Sachs	8/17/2018	2,800	426,440,000	1,720,990
1,500	S&P 500 Index +	Goldman Sachs	8/17/2018	2,825	423,750,000	885,000
1,002	S&P 500 Index +	Goldman Sachs	8/17/2018	2,855	286,071,000	265,530
1,500	S&P 500 Index +	Goldman Sachs	8/17/2018	2,925	438,750,000	90,000
1,002	S&P 500 Index +	Goldman Sachs	8/17/2018	2,955	296,091,000	42,585
2,500	S&P 500 Index +	Goldman Sachs	9/21/2018	2,800	700,000,000	6,587,500
2,500	S&P 500 Index +	Goldman Sachs	9/21/2018	2,900	725,000,000	937,500
1,862	S&P 500 Index +	Goldman Sachs	12/31/2018	2,750	512,050,000	18,089,330
1,862	S&P 500 Index +	Goldman Sachs	12/31/2018	3,000	558,600,000	1,452,360
	TOTAL CALL OPTIONS PURCHASED (Cost - $42,774,639)					30,683,503

	PURCHASED PUT OPTIONS - 5.3%
1,100	S&P 500 Index +	Goldman Sachs	7/20/2018	1,900	209,000,000	38,500
6,230	S&P 500 Index +	Goldman Sachs	9/21/2018	2,200	1,370,600,000	4,298,700
4,183	S&P 500 Index +	Goldman Sachs	9/21/2018	2,250	941,175,000	3,471,890
1,302	S&P 500 Index +	Goldman Sachs	12/21/2018	2,100	273,420,000	1,874,880
7,939	S&P 500 Index +	Goldman Sachs	12/20/2019	2,550	2,024,445,000	111,026,915
2,474	S&P 500 Index +	Goldman Sachs	12/20/2019	2,575	637,055,000	36,293,580
	TOTAL PUT OPTIONS PURCHASED (Cost - $199,861,652)					157,004,465

	TOTAL PURCHASED OPTIONS (Cost - $242,636,291)					187,687,968

Shares
	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
2,371,123	Dreyfus Treasury Cash Management - Institutional Class, 1.76% ^ **	2,371,123
15,046,041	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.57% ^ **	15,046,041
	TOTAL SHORT TERM INVESTMENTS (Cost - $17,417,164)	17,417,164

	TOTAL INVESTMENTS - 101.6% (Cost - $2,448,096,555)	$2,997,397,714
	CALL OPTIONS WRITTEN - (0.9)% (Premiums received - $41,354,997)	(26,555,238)
	PUT OPTIONS WRITTEN - (1.0)% (Premiums received - $29,361,124)	(30,713,650)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	10,134,689
	NET ASSETS - 100.0%	$2,950,263,515

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (1.9)%
	CALL OPTIONS WRITTEN - (0.9)%
3,924	S&P 500 Index +	Goldman Sachs	7/20/2018	2,850	1,118,340,000	$137,340
1,523	S&P 500 Index +	Goldman Sachs	8/17/2018	2,850	434,055,000	460,708
3,000	S&P 500 Index +	Goldman Sachs	8/17/2018	2,875	862,500,000	495,000
2,004	S&P 500 Index +	Goldman Sachs	8/17/2018	2,905	582,162,000	170,340
1,171	S&P 500 Index +	Goldman Sachs	9/21/2018	2,840	332,564,000	1,522,300
1,100	S&P 500 Index +	Goldman Sachs	9/21/2018	2,845	312,950,000	1,292,500
5,000	S&P 500 Index +	Goldman Sachs	9/21/2018	2,850	1,425,000,000	5,325,000
2,585	S&P 500 Index +	Goldman Sachs	9/21/2018	2,875	743,187,500	1,628,550
5,008	S&P 500 Index +	Goldman Sachs	9/21/2018	2,910	1,457,328,000	1,552,480
2,615	S&P 500 Index +	Goldman Sachs	9/21/2018	2,915	762,272,500	732,200
3,724	S&P 500 Index +	Goldman Sachs	12/31/2018	2,875	1,070,650,000	13,238,820
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $41,354,997)					26,555,238

	PUT OPTIONS WRITTEN - (1.0)%
2,585	S&P 500 Index +	Goldman Sachs	9/21/2018	2,450	633,325,000	4,846,875
1,100	S&P 500 Index +	Goldman Sachs	9/21/2018	2,475	272,250,000	2,304,500
1,171	S&P 500 Index +	Goldman Sachs	9/21/2018	2,500	292,750,000	2,740,140
5,008	S&P 500 Index +	Goldman Sachs	9/21/2018	2,525	1,264,520,000	13,120,960
2,615	S&P 500 Index +	Goldman Sachs	9/21/2018	2,550	666,825,000	7,701,175
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $29,361,124)					30,713,650

	TOTAL OPTIONS WRITTEN (Premiums received - $70,716,121)					$57,268,888

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

#	Affiliated issuer.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 87.8%
	EQUITY FUND - 87.8%
1,038,152	iShares MSCI Emerging Markets ETF ^					$44,983,126
	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,891,451)

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 11.4%
	PURCHASED CALL OPTIONS - 0.0%
200	iShares MSCI Emerging Markets ETF +	Goldman Sachs	7/20/2018	46	920,000	1,200
20	S&P 500 Index +	Goldman Sachs	7/6/2018	2,975	5,950,000	200
19	S&P 500 Index +	Goldman Sachs	7/20/2018	2,925	5,557,500	237
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,890)					1,637

	PURCHASED PUT OPTIONS - 11.4%
3,825	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/17/2020	45	17,212,500	1,950,750
4,970	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/17/2020	46	22,862,000	2,845,325
734	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/17/2020	47	3,449,800	460,585
694	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/17/2020	48	3,331,200	468,450
159	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/17/2020	50	795,000	130,380
20	S&P 500 Index +	Goldman Sachs	7/6/2018	1,950	3,900,000	300
19	S&P 500 Index +	Goldman Sachs	7/20/2018	1,900	3,610,000	665
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,143,068)					5,856,455

	TOTAL PURCHASED OPTIONS (Cost - $5,144,958)					5,858,092

Shares
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
355,250	Dreyfus Treasury Cash Management - Institutional Class, 1.76% **	355,250
199,414	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.57% ^ **	199,414
	TOTAL SHORT TERM INVESTMENTS (Cost - $554,664)	554,664

	TOTAL INVESTMENTS - 100.3% (Cost - $46,591,073)	$51,395,882
	CALL OPTIONS WRITTEN - (0.7)% (Premiums received - $349,305)	(346,445)
	PUT OPTIONS WRITTEN - (1.3)% (Premiums received - $708,480)	(672,565)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	859,559
	NET ASSETS - 100.0%	$51,236,431

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (2.0)%
	CALL OPTIONS WRITTEN - (0.7)%
10,280	iShares MSCI Emerging Markets ETF +	Goldman Sachs	9/21/2018	47	48,316,000	$298,120
20	S&P 500 Index +	Goldman Sachs	9/21/2018	2,840	5,680,000	26,000
19	S&P 500 Index +	Goldman Sachs	9/21/2018	2,845	5,405,500	22,325
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $349,305)					346,445

	PUT OPTIONS WRITTEN - (1.3)%
10,280	iShares MSCI Emerging Markets ETF +	Goldman Sachs	9/21/2018	40	41,120,000	585,960
20	S&P 500 Index +	Goldman Sachs	9/21/2018	2,475	4,950,000	39,805
19	S&P 500 Index +	Goldman Sachs	9/21/2018	2,500	4,750,000	46,800
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $708,480)					672,565

	TOTAL OPTIONS WRITTEN (Premiums received - $1,057,785)					$1,019,010

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 90.5%
	EQUITY FUND - 90.5%
633,000	iShares MSCI EAFE ETF ^					$42,392,010
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $38,982,562)

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 7.7%
	PURCHASED CALL OPTIONS - 0.0%
19	S&P 500 Index +	Interactive Brokers	7/6/2018	2,975	5,652,500	190
17	S&P 500 Index +	Interactive Brokers	7/20/2018	2,925	4,972,500	213
	TOTAL CALL OPTIONS PURCHASED (Cost - $916)					403

	PURCHASED PUT OPTIONS - 7.7%
101	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	67	676,700	49,742
3,151	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	68	21,426,800	1,685,785
2,599	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	69	17,933,100	1,507,420
127	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	70	889,000	79,693
75	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	72	540,000	55,125
100	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	73	730,000	79,250
177	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	74	1,309,800	152,220
19	S&P 500 Index +	Interactive Brokers	7/6/2018	1,950	3,705,000	285
17	S&P 500 Index +	Interactive Brokers	7/20/2018	1,900	3,230,000	595
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,821,704)					3,610,115

	TOTAL PURCHASED OPTIONS (Cost - $3,822,620)					3,610,518

Shares
	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
423,827	Dreyfus Treasury Cash Management - Institutional Class, 1.76% **					423,827
	TOTAL SHORT TERM INVESTMENTS (Cost - $423,827)

	TOTAL INVESTMENTS - 99.1% (Cost - $43,229,009)					$46,426,355
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $154,208)					(126,330)
	PUT OPTIONS WRITTEN - (0.7)% (Premiums received - $378,161)					(361,673)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%					891,142
	NET ASSETS - 100.0%					$46,829,494

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (1.0)%
	CALL OPTIONS WRITTEN - (0.3)%
3,067	iShares MSCI EAFE ETF +	Interactive Brokers	9/21/2018	71	21,775,700	$64,407
1,568	iShares MSCI EAFE ETF +	Interactive Brokers	9/21/2018	72	11,289,600	17,248
19	S&P 500 Index +	Interactive Brokers	9/21/2018	2,840	5,396,000	24,700
17	S&P 500 Index +	Interactive Brokers	9/21/2018	2,845	4,836,500	19,975
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $154,208)					126,330

	PUT OPTIONS WRITTEN - (0.7)%
1,608	iShares MSCI EAFE ETF +	Interactive Brokers	8/17/2018	63	10,130,400	49,848
4,635	iShares MSCI EAFE ETF +	Interactive Brokers	9/21/2018	62	28,737,000	231,750
17	S&P 500 Index +	Interactive Brokers	9/22/2018	2,475	4,207,500	35,615
19	S&P 500 Index +	Interactive Brokers	9/23/2018	2,500	4,750,000	44,460
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $378,161)					361,673

	TOTAL OPTIONS WRITTEN (Premiums received - $532,369)					$488,003

EAFE - Europe, Australasia and Far East

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 91.6%
	EQUITY FUND - 91.6%
270,000	iShares Russell 2000 ETF ^					$44,217,900
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $36,182,010)

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 6.2%
	PURCHASED CALL OPTIONS - 0.0%
18	S&P 500 Index +	Interactive Brokers	7/6/2018	2,975	5,355,000	180
17	S&P 500 Index +	Interactive Brokers	7/20/2018	2,925	4,972,500	212
	TOTAL CALL OPTIONS PURCHASED (Cost - $885)					392

	PURCHASED PUT OPTIONS - 6.2%
95	Russell 2000 Index +	Interactive Brokers	9/21/2018	1,350	12,825,000	54,150
14	Russell 2000 Index +	Interactive Brokers	12/20/2019	1,500	2,100,000	111,230
144	Russell 2000 Index +	Interactive Brokers	12/20/2019	1,550	22,320,000	1,346,400
112	Russell 2000 Index +	Interactive Brokers	12/20/2019	1,660	18,592,000	1,476,160
18	S&P 500 Index +	Interactive Brokers	7/6/2018	1,950	3,510,000	270
17	S&P 500 Index +	Interactive Brokers	7/20/2018	1,900	3,230,000	595
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,657,836)					2,988,805

	TOTAL OPTIONS PURCHASED (Cost - $3,658,721)					2,989,197

Shares
	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
1,497,518	Dreyfus Treasury Cash Management - Institutional Class, 1.76% **					1,497,518
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,497,518)

	TOTAL INVESTMENTS - 100.9% (Cost - $41,338,249)					$48,704,615
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $207,497)					(129,065)
	PUT OPTIONS WRITTEN - (1.2)% (Premiums received - $532,465)					(603,375)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%					299,014
	NET ASSETS - 100.0%					$48,271,189

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (1.5)%
	CALL OPTIONS WRITTEN - (0.3)%
209	Russell 2000 Index +	Interactive Brokers	9/21/2018	1,790	37,411,000	$85,690
18	S&P 500 Index +	Interactive Brokers	9/21/2018	2,840	5,112,000	23,400
17	S&P 500 Index +	Interactive Brokers	9/21/2018	2,845	4,836,500	19,975
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $207,497)					129,065

	PUT OPTIONS WRITTEN - (1.2)%
209	Russell 2000 Index +	Interactive Brokers	9/21/2018	1,520	31,768,000	392,920
56	Russell 2000 Index +	Interactive Brokers	9/21/2018	1,550	8,680,000	132,720
17	S&P 500 Index +	Interactive Brokers	9/21/2018	2,475	4,207,500	35,615
18	S&P 500 Index +	Interactive Brokers	9/21/2018	2,500	4,500,000	42,120
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $532,465)					603,375

	TOTAL OPTIONS WRITTEN (Premiums received - $739,962)					$732,440

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

See accompanying notes to financial statements.

SWAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments, at cost	$2,210,994,318	$46,591,073	$43,229,009	$41,338,249
Affiliated investments, at cost	237,102,237	—	—	—
Total investments at cost	2,448,096,555	46,591,073	43,229,009	41,338,249
Unaffiliated investments, at value	$2,701,233,455	$51,395,882	$46,426,355	$48,704,615
Affiliated investments, at value	296,164,259	—	—	—
Total investments at value	2,997,397,714	51,395,882	46,426,355	48,704,615
Cash held at broker	—	1,000,954	943,862	143,946
Receivable for securities sold	12,096,386	—	—	—
Receivable for Fund shares sold	6,467,091	28,869	13,250	173,666
Dividends and interest receivable	24,502	2,017	1,484	2,160
Prepaid expenses and other assets	103,524	31,238	33,999	23,160
TOTAL ASSETS	3,016,089,217	52,458,960	47,418,950	49,047,547

LIABILITIES
Options written, at value (Premiums received - $70,716,121, $1,057,785, $532,369 and $739,962, respectively)	57,268,888	1,019,010	488,003	732,440
Payable for Fund shares repurchased	3,635,973	141,033	61,753	1,136
Investment advisory fees payable	2,465,617	37,289	18,506	21,914
Payable for investments purchased	1,759,398	—	—	—
Distribution (12b-1) fees payable	273,237	3,622	2,045	1,728
Payable to related parties	139,378	2,853	2,710	2,302
Accrued expenses and other liabilities	283,211	18,722	16,439	16,838
TOTAL LIABILITIES	65,825,702	1,222,529	589,456	776,358
NET ASSETS	$2,950,263,515	$51,236,431	$46,829,494	$48,271,189

NET ASSETS CONSIST OF:
Paid in capital	$2,701,718,060	$51,032,002	$46,494,047	$43,635,963
Accumulated net investment income (loss)	8,728,676	257,488	452,753	(243,880)
Undistributed net realized loss from investments and options written	(322,931,613)	(4,896,643)	(3,359,018)	(2,494,782)
Net unrealized appreciation on investments and options written	562,748,392	4,843,584	3,241,712	7,373,888
NET ASSETS	$2,950,263,515	$51,236,431	$46,829,494	$48,271,189

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$332,551,518	$5,009,580	$2,838,420	$1,447,790
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	26,225,393	498,119	272,299	116,894
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.68	$10.06	$10.42	$12.39
Maximum offering price per share (maximum sales charge of 5.50%)	$13.42	$10.64	$11.03	$13.11

Class C Shares :
Net Assets	$247,668,069	$3,048,614	$1,616,811	$1,784,969
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,878,410	309,906	156,852	146,655
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$12.46	$9.84	$10.31	$12.17

Class I Shares:
Net Assets	$2,370,043,928	$43,178,237	$42,374,263	$45,038,430
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	186,029,978	4,264,888	4,055,873	3,618,600
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$12.74	$10.12	$10.45	$12.45

See accompanying notes to financial statements.

SWAN FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2018

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated investments	$53,886,526	$950,633	$1,280,558	$395,673
Dividends - Affiliated investments	5,894,975	—	—	—
Interest	750,592	20,766	13,484	13,759
TOTAL INVESTMENT INCOME	60,532,093	971,399	1,294,042	409,432
EXPENSES
Investment advisory fees	30,206,687	479,399	427,741	372,768
Distribution (12b-1) fees:
Class A	896,975	16,120	9,380	2,367
Class C	2,413,632	25,527	11,719	16,933
Shareholder servicing fees	1,709,866	18,793	36,564	25,731
Administrative services fees	1,034,994	19,456	17,871	15,668
Transfer agent fees	329,323	36,833	36,292	34,832
Accounting services fees	320,280	11,058	10,321	10,131
Custodian fees	239,417	7,501	7,500	7,500
Printing and postage expenses	187,966	9,001	5,500	4,500
Insurance expense	68,769	501	400	299
Compliance officer fees	64,010	11,511	11,165	11,511
Registration fees	60,725	39,726	39,589	39,589
Audit fees	16,187	15,696	15,400	15,400
Trustees’ fees and expenses	14,944	15,444	14,943	14,943
Legal fees	11,553	12,002	12,433	13,933
Interest expense	—	—	91,145	55,058
Other expenses	48,617	5,000	6,000	6,000
TOTAL EXPENSES	37,623,945	723,568	753,963	647,163

Less: Fees waived/reimbursed by the Advisor	—	(10,093)	(42,274)	(50,173)
TOTAL NET EXPENSES	37,623,945	713,475	711,689	596,990

NET INVESTMENT INCOME (LOSS)	22,908,148	257,924	582,353	(187,558)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments - Unaffiliated	5,994,468	(167,974)	(147,194)	11,812
Investments - Affiliated	1,930,763	—	—	—
Options purchased	(288,793,084)	(4,211,931)	(3,548,984)	(3,757,722)
Options written	90,189,903	1,283,485	1,280,971	1,181,149
Net realized loss on investments and options written	(190,677,950)	(3,096,420)	(2,415,207)	(2,564,761)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	213,873,277	745,511	421,986	5,172,524
Investments - Affiliated	21,757,796	—	—	—
Options purchased	44,846,614	2,220,661	1,281,203	264,734
Options written	7,865,635	(28,178)	(40,983)	(14,657)
Net change in unrealized appreciation on investments and options written	288,343,322	2,937,994	1,662,206	5,422,601

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN	97,665,372	(158,426)	(753,001)	2,857,840

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,573,520	$99,498	$(170,648)	$2,670,282

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
FROM OPERATIONS
Net investment income	$22,908,148	$29,613,549
Net realized loss on investments and options written	(190,677,950)	(54,161,956)
Net change in unrealized appreciation on investments and options written	288,343,322	152,530,901
Net increase in net assets resulting from operations	120,573,520	127,982,494

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,078,222)	(3,580,737)
Class C	—	(1,138,844)
Class I	(19,134,180)	(23,595,388)
Net decrease in net assets resulting from distributions to shareholders	(21,212,402)	(28,314,969)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	130,629,913	230,796,724
Class C	75,335,179	103,876,854
Class I	1,132,620,508	1,216,864,790
Net asset value of shares issued in reinvestment of distributions:
Class A	1,653,605	2,753,166
Class C	—	1,073,789
Class I	14,850,885	16,539,812
Payments for shares redeemed:
Class A	(165,282,156)	(121,668,480)
Class C	(51,701,961)	(39,748,109)
Class I	(987,186,978)	(590,322,985)
Net increase in net assets from shares of beneficial interest	150,918,995	820,165,561

TOTAL INCREASE IN NET ASSETS	250,280,113	919,833,086

NET ASSETS
Beginning of Year	2,699,983,402	1,780,150,316
End of Year*	$2,950,263,515	$2,699,983,402
* Includes undistributed net investment income of:	$8,728,676	$7,032,930

SHARE ACTIVITY
Class A:
Shares Sold	10,322,973	19,318,741
Shares Reinvested	127,593	231,358
Shares Redeemed	(13,037,293)	(10,196,720)
Net increase (decrease) in shares of beneficial interest outstanding	(2,586,727)	9,353,379

Class C:
Shares Sold	6,044,255	8,848,644
Shares Reinvested	—	91,309
Shares Redeemed	(4,176,381)	(3,390,222)
Net increase in shares of beneficial interest outstanding	1,867,874	5,549,731

Class I:
Shares Sold	88,968,935	101,549,396
Shares Reinvested	1,142,376	1,386,405
Shares Redeemed	(77,789,145)	(49,315,812)
Net increase in shares of beneficial interest outstanding	12,322,166	53,619,989

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
FROM OPERATIONS
Net investment income (loss)	$257,924	$(10,859)
Net realized loss on investments and options written	(3,096,420)	(681,722)
Net change in unrealized appreciation on investments and options written	2,937,994	3,933,942
Net increase in net assets resulting from operations	99,498	3,241,361

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(153,307)	(71,722)
Class C	(49,894)	(18,613)
Class I	(716,568)	(490,761)
Net decrease in net assets resulting from distributions to shareholders	(919,769)	(581,096)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,349,134	1,970,490
Class C	2,068,006	795,198
Class I	21,322,399	14,912,835
Net asset value of shares issued in reinvestment of distributions:
Class A	136,799	71,322
Class C	43,128	16,539
Class I	689,557	476,267
Payments for shares redeemed:
Class A	(4,575,375)	(997,205)
Class C	(373,417)	(228,328)
Class I	(7,845,442)	(3,919,316)
Net increase in net assets from shares of beneficial interest	16,814,789	13,097,802

TOTAL INCREASE IN NET ASSETS	15,994,518	15,758,067

NET ASSETS
Beginning of Year	35,241,913	19,483,846
End of Year*	$51,236,431	$35,241,913
* Includes undistributed net investment income of:	$257,488	$—

SHARE ACTIVITY
Class A:
Shares Sold	502,958	206,153
Shares Reinvested	12,714	7,933
Shares Redeemed	(438,500)	(106,550)
Net increase in shares of beneficial interest outstanding	77,172	107,536

Class C:
Shares Sold	197,854	85,150
Shares Reinvested	4,084	1,858
Shares Redeemed	(36,013)	(24,325)
Net increase in shares of beneficial interest outstanding	165,925	62,683

Class I:
Shares Sold	1,987,273	1,576,858
Shares Reinvested	63,730	52,801
Shares Redeemed	(742,070)	(406,465)
Net increase in shares of beneficial interest outstanding	1,308,933	1,223,194

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
FROM OPERATIONS
Net investment income	$582,353	$347,575
Net realized gain (loss) on investments and options written	(2,415,207)	124,871
Net change in unrealized appreciation on investments and options written	1,662,206	1,688,992
Net increase (decrease) in net assets resulting from operations	(170,648)	2,161,438

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(27,636)	(23,240)
Class C	(5,353)	(923)
Class I	(357,036)	(152,362)
From net realized gains:
Class A	(81,052)	(18,948)
Class C	(25,395)	(1,745)
Class I	(808,733)	(104,321)
Net decrease in net assets resulting from distributions to shareholders	(1,305,205)	(301,539)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,889,073	1,596,440
Class C	1,390,307	372,958
Class I	20,842,277	22,898,004
Net asset value of shares issued in reinvestment of distributions:
Class A	103,339	42,188
Class C	28,443	2,566
Class I	1,143,308	253,668
Payments for shares redeemed:
Class A	(2,324,928)	(665,243)
Class C	(294,799)	(3,508)
Class I	(6,198,556)	(1,438,674)
Net increase in net assets from shares of beneficial interest	16,578,464	23,058,399

TOTAL INCREASE IN NET ASSETS	15,102,611	24,918,298

NET ASSETS
Beginning of Year	31,726,883	6,808,585
End of Year*	$46,829,494	$31,726,883
* Includes undistributed net investment income of:	$452,753	$260,980

SHARE ACTIVITY
Class A:
Shares Sold	173,332	157,097
Shares Reinvested	9,411	4,304
Shares Redeemed	(218,807)	(66,078)
Net increase (decrease) in shares of beneficial interest outstanding	(36,064)	95,323

Class C:
Shares Sold	128,139	36,593
Shares Reinvested	2,610	263
Shares Redeemed	(27,953)	(355)
Net increase in shares of beneficial interest outstanding	102,796	36,501

Class I:
Shares Sold	1,905,132	2,280,195
Shares Reinvested	104,032	25,858
Shares Redeemed	(578,258)	(141,397)
Net increase in shares of beneficial interest outstanding	1,430,906	2,164,656

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
FROM OPERATIONS
Net investment loss	$(187,558)	$(91,655)
Net realized loss on investments and options written	(2,564,761)	(21,140)
Net change in unrealized appreciation on investments and options written	5,422,601	1,744,327
Net increase in net assets resulting from operations	2,670,282	1,631,532

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	—	(11,449)
From return of capital:
Class A	—	(886)
Class C	—	(1,857)
Class I	—	(45,702)
Net decrease in net assets resulting from distributions to shareholders	—	(59,894)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,221,534	780,429
Class C	1,072,824	1,065,774
Class I	20,852,889	20,729,908
Net asset value of shares issued in reinvestment of distributions:
Class A	—	885
Class C	—	1,857
Class I	—	43,576
Payments for shares redeemed:
Class A	(488,798)	(189,381)
Class C	(701,640)	(46,377)
Class I	(4,967,554)	(2,018,666)
Net increase in net assets from shares of beneficial interest	16,989,255	20,368,005

TOTAL INCREASE IN NET ASSETS	19,659,537	21,939,643

NET ASSETS
Beginning of Year	28,611,652	6,672,009
End of Year*	$48,271,189	$28,611,652
* Includes accumulated net investment loss of:	$(243,880)	$(123,652)

SHARE ACTIVITY
Class A:
Shares Sold	101,646	70,241
Shares Reinvested	—	78
Shares Redeemed	(40,722)	(16,861)
Net increase in shares of beneficial interest outstanding	60,924	53,458

Class C:
Shares Sold	90,655	96,222
Shares Reinvested	—	165
Shares Redeemed	(58,922)	(4,306)
Net increase in shares of beneficial interest outstanding	31,733	92,081

Class I:
Shares Sold	1,727,755	1,852,907
Shares Reinvested	—	3,853
Shares Redeemed	(411,173)	(178,453)
Net increase in shares of beneficial interest outstanding	1,316,582	1,678,307

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014

Net asset value, beginning of year	$12.22	$11.69	$11.84	$11.73	$10.34
Activity from investment operations:
Net investment income (1)	0.08	0.13	0.08	0.06	0.05
Net realized and unrealized gain (loss) on investments and options written	0.45	0.55	(0.17)	0.09	1.38
Total from investment operations	0.53	0.68	(0.09)	0.15	1.43
Less distributions from:
Net investment income	(0.07)	(0.15)	(0.06)	(0.04)	(0.04)
Total distributions	(0.07)	(0.15)	(0.06)	(0.04)	(0.04)
Net asset value, end of year	$12.68	$12.22	$11.69	$11.84	$11.73
Total return (2)	4.33%	5.82%	(0.70)%	1.31%	13.84%
Net assets, at end of year (000s)	$332,552	$351,964	$227,453	$139,333	$90,505
Ratio of expenses to average net assets (3)	1.39%	1.41%	1.42%	1.44%	1.48%
Ratio of net investment income to average net assets (3,4)	0.62%	1.09%	0.69%	0.51%	0.45%
Portfolio Turnover Rate	9%	6%	18%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014

Net asset value, beginning of year	$12.03	$11.53	$11.69	$11.63	$10.29
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	0.06	(0.00) (3)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and options written	0.45	0.52	(0.16)	0.08	1.36
Total from investment operations	0.43	0.58	(0.16)	0.06	1.34
Less distributions from:
Net investment income	—	(0.08)	—	—	(0.00	) (2)
Total distributions	—	(0.08)	—	—	(0.00	) (2)
Net asset value, end of year	$12.46	$12.03	$11.53	$11.69	$11.63
Total return (3)	3.57%	5.01%	(1.37)%	0.52%	13.07%
Net assets, at end of year (000s)	$247,668	$216,627	$143,657	$89,802	$45,865
Ratio of expenses to average net assets (4)	2.14%	2.15%	2.17%	2.19%	2.23%
Ratio of net investment income (loss) to average net assets (4,5)	(0.09)%	0.47%	(0.03)%	(0.21%)	(0.21%)
Portfolio Turnover Rate	9%	6%	18%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014

Net asset value, beginning of year	$12.27	$11.73	$11.88	$11.76	$10.35
Activity from investment operations:
Net investment income (1)	0.11	0.18	0.11	0.10	0.08
Net realized and unrealized gain (loss) on investments and options written	0.46	0.53	(0.17)	0.09	1.39
Total from investment operations	0.57	0.71	(0.06)	0.19	1.47
Less distributions from:
Net investment income	(0.10)	(0.17)	(0.09)	(0.07)	(0.06)
Total distributions	(0.10)	(0.17)	(0.09)	(0.07)	(0.06)
Net asset value, end of year	$12.74	$12.27	$11.73	$11.88	$11.76
Total return (2)	4.63%	6.08%	(0.48)%	1.57%	14.19%
Net assets, at end of year (000s)	$2,370,044	$2,131,392	$1,409,040	$1,072,320	$481,953
Ratio of expenses to average net assets (3)	1.14%	1.16%	1.17%	1.19%	1.23%
Ratio of net investment income to average net assets (3,4)	0.86%	1.48%	0.92%	0.81%	0.75%
Portfolio Turnover Rate	9%	6%	18%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.98	$9.15	$10.09	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.06	(0.02)	0.02	0.09
Net realized and unrealized gain (loss) on investments and options written	0.23	1.06	(0.89)	(0.00	) (3)
Total from investment operations	0.29	1.04	(0.87)	0.09
Less distributions from:
Net investment income	—	—	(0.07)	—
Net realized gains	(0.21)	(0.21)	—	—
Total distributions	(0.21)	(0.21)	(0.07)	—
Net asset value, end of period	$10.06	$9.98	$9.15	$10.09
Total return (4)	2.73%	11.65%	(8.57)%	0.90	% (5)
Net assets, at end of period (000s)	$5,010	$4,201	$2,867	$2,890
Ratio of gross expenses to average net assets (6)	1.67%	1.90%	2.29%	2.97	% (7)
Ratio of net expenses to average net assets (6)	1.65%	1.66%	1.65%	1.65	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.53%	(0.21)%	0.21%	1.85	% (7)
Portfolio Turnover Rate	7%	3%	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.84	$9.09	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)	(0.09)	(0.02)	0.10
Net realized and unrealized gain (loss) on investments and options written	0.24	1.05	(0.91)	(0.04)
Total from investment operations	0.21	0.96	(0.93)	0.06
Less distributions from:
Net investment income	—	—	(0.04)	—
Net realized gains	(0.21)	(0.21)	—	—
Total distributions	(0.21)	(0.21)	(0.04)	—
Net asset value, end of period	$9.84	$9.84	$9.09	$10.06
Total return (3)	1.95%	10.84%	(9.28)%	0.60	% (4)
Net assets, at end of period (000s)	$3,049	$1,417	$739	$523
Ratio of gross expenses to average net assets (5)	2.42%	2.65%	3.05%	3.72	% (6)
Ratio of net expenses to average net assets (5)	2.40%	2.41%	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(0.31)%	(1.03)%	(0.26)%	2.05	% (6)
Portfolio Turnover Rate	7%	3%	62%	40	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.02	$9.16	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.06	0.00 (3)	0.06	0.06
Net realized and unrealized gain (loss) on investments and options written	0.25	1.07	(0.91)	0.04	(4)
Total from investment operations	0.31	1.07	(0.85)	0.10
Less distributions from:
Net investment income	—	—	(0.09)	—
Net realized gains	(0.21)	(0.21)	—	—
Total distributions	(0.21)	(0.21)	(0.09)	—
Net asset value, end of period	$10.12	$10.02	$9.16	$10.10
Total return (5)	2.92%	11.97%	(8.40)%	1.00	% (6)
Net assets, at end of period (000s)	$43,178	$29,624	$15,878	$14,084
Ratio of gross expenses to average net assets (7)	1.42%	1.65%	2.04%	2.72	% (8)
Ratio of net expenses to average net assets (7)	1.40%	1.41%	1.40%	1.40	% (8)
Ratio of net investment income to average net assets (7,9)	0.59%	0.03%	0.64%	1.10	% (8)
Portfolio Turnover Rate	7%	3%	62%	40	% (6)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended June 30, 2015, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.60	$9.85	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.09	0.31
Net realized and unrealized gain (loss) on investments and options written	0.06	0.81	(0.46)
Total from investment operations	0.14	0.90	(0.15)
Less distributions from:
Net investment income	(0.08)	(0.08)	—
Net realized gains	(0.24)	(0.07)	—
Total distributions	(0.32)	(0.15)	—
Net asset value, end of period	$10.42	$10.60	$9.85
Total return (3)	1.13%	9.25%	(1.50	)% (4)
Net assets, at end of period (000s)	$2,838	$3,270	$2,098
Ratio of gross expenses to average net assets (5,8)	1.96%	2.14%	5.29	% (6)
Ratio of net expenses to average net assets (5,8)	1.86%	1.76%	1.78	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.73%	0.94%	6.09	% (6)
Portfolio Turnover Rate	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.75%	2.01%	5.16	% (6)
Net expenses to average net assets	1.65%	1.63%	1.65	% (6)
Net investment income to average net assets	0.94%	1.06%	6.22	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.54	$9.82	$10.00
Activity from investment operations:
Net investment income (2)	0.09	0.10	0.23
Net realized and unrealized gain (loss) on investments and options written	(0.03)	0.72	(0.41)
Total from investment operations	0.06	0.82	(0.18)
Less distributions from:
Net investment income	(0.05)	(0.03)	—
Net realized gains	(0.24)	(0.07)	—
Total distributions	(0.29)	(0.10)	—
Net asset value, end of period	$10.31	$10.54	$9.82
Total return (3)	0.38%	8.46%	(1.80	)% (4)
Net assets, at end of period (000s)	$1,617	$570	$172
Ratio of gross expenses to average net assets (5,8)	2.71%	2.89%	6.04	% (6)
Ratio of net expenses to average net assets (5,8)	2.61%	2.51%	2.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.87%	0.94%	4.62	% (6)
Portfolio Turnover Rate	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.50%	2.76%	5.91	% (6)
Net expenses to average net assets	2.40%	2.38%	2.40	% (6)
Net investment income to average net assets	1.08%	1.07%	4.75	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.62	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.16	0.21	0.22
Net realized and unrealized gain (loss) on investments and options written	0.01	0.72	(0.36)
Total from investment operations	0.17	0.93	(0.14)
Less distributions from:
Net investment income	(0.10)	(0.10)	—
Net realized gains	(0.24)	(0.07)	—
Total distributions	(0.34)	(0.17)	—
Net asset value, end of period	$10.45	$10.62	$9.86
Total return (3)	1.44%	9.52%	(1.40	)% (4)
Net assets, at end of period (000s)	$42,374	$27,887	$4,538
Ratio of gross expenses to average net assets (5,8)	1.71%	1.89%	5.04	% (6)
Ratio of net expenses to average net assets (5,8)	1.61%	1.51%	1.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	1.44%	2.02%	4.51	% (6)
Portfolio Turnover Rate	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.50%	1.76%	4.91	% (6)
Net expenses to average net assets	1.40%	1.38%	1.40	% (6)
Net investment income to average net assets	1.65%	2.15%	4.64	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$11.55	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.10)	(0.06)
Net realized and unrealized gain on investments and options written	0.93	1.40	0.34
Total from investment operations	0.84	1.30	0.28
Less distributions from:
Return of capital	—	(0.03)	—
Total distributions	—	(0.03)	—
Net asset value, end of period	$12.39	$11.55	$10.28
Total return (3)	7.27%	12.70%	2.80	% (4)
Net assets, at end of period (000s)	$1,448	$646	$26
Ratio of gross expenses to average net assets (5,8)	1.93%	2.16%	4.86	% (6)
Ratio of net expenses to average net assets (5,8)	1.80%	1.76%	1.76	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.80)%	(0.89)%	(1.25	)% (6)
Portfolio Turnover Rate	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.78%	2.05%	5.46	% (6)
Net expenses to average net assets	1.65%	1.65%	1.65	% (6)
Net investment loss to average net assets	(0.65)%	(0.78)%	(1.14	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$11.44	$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain on investments and options written	0.90	1.39	0.35
Total from investment operations	0.73	1.22	0.25
Less distributions from:
Return of capital	—	(0.03)	—
Total distributions	—	(0.03)	—
Net asset value, end of period	$12.17	$11.44	$10.25
Total return (3)	6.38%	11.94%	2.50	% (4)
Net assets, at end of period (000s)	$1,785	$1,314	$234
Ratio of gross expenses to average net assets (5,8)	2.68%	2.91%	5.61	% (6)
Ratio of net expenses to average net assets (5,8)	2.55%	2.51%	2.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(1.41)%	(1.50)%	(2.04	)% (6)
Portfolio Turnover Rate	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.53%	2.80%	6.21	% (6)
Net expenses to average net assets	2.40%	2.40%	2.40	% (6)
Net investment loss to average net assets	(1.26)%	(1.38)%	(1.93	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$11.58	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain on investments and options written	0.92	1.39	0.34
Total from investment operations	0.87	1.34	0.28
Less distributions from:
Net investment income	—	(0.01)	—
Return of capital	—	(0.03)	—
Total distributions	—	(0.04)	—
Net asset value, end of period	$12.45	$11.58	$10.28
Total return (3)	7.51%	13.08%	2.80	% (4)
Net assets, at end of period (000s)	$45,038	$26,651	$6,412
Ratio of gross expenses to average net assets (5,8)	1.68%	1.91%	4.61	% (6)
Ratio of net expenses to average net assets (5,8)	1.55%	1.51%	1.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.45)%	(0.47)%	(1.05	)% (6)
Portfolio Turnover Rate	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.53%	1.80%	5.21	% (6)
Net expenses to average net assets	1.40%	1.40%	1.40	% (6)
Net investment loss to average net assets	(0.30)%	(0.37)%	(0.94	)% (6)

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek income and growth of capital

Swan Defined Risk Emerging Markets Fund – To seek income and growth of capital

Swan Defined Risk Foreign Developed Fund – To seek income and growth of capital

Swan Defined Risk U.S. Small Cap Fund – To seek income and growth of capital

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,792,292,582	$—	$—	$2,792,292,582
Purchased Call Options	—	30,683,503	—	30,683,503
Purchased Put Options	—	157,004,465	—	157,004,465
Short-Term Investments	17,417,164	—	—	17,417,164
Total	$2,809,709,746	$187,687,968	$—	$2,997,397,714
Liabilities *
Call Options Written	$—	$26,555,238	$—	$26,555,238
Put Options Written	—	30,713,650	—	30,713,650
Total	$—	$57,268,888	$—	$57,268,888

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$44,983,126	$—	$—	$44,983,126
Purchased Call Options	1,200	437	—	1,637
Purchased Put Options	1,950,750	3,905,705	—	5,856,455
Short-Term Investments	554,664	—	—	554,664
Total	$47,489,740	$3,906,142	$—	$51,395,882
Liabilities *
Call Options Written	$298,120	$48,325	$—	$346,445
Put Options Written	585,960	86,605	—	672,565
Total	$884,080	$134,930	$—	$1,019,010

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$42,392,010	$—	$—	$42,392,010
Purchased Call Options	—	403	—	403
Purchased Put Options	—	3,610,115	—	3,610,115
Short-Term Investments	423,827	—	—	423,827
Total	$42,815,837	$3,610,518	$—	$46,426,355
Liabilities *
Call Options Written	$64,407	$61,923	$—	$126,330
Put Options Written	49,848	311,825	—	361,673
Total	$114,255	$373,748	$—	$488,003

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$44,217,900	$—	$—	$44,217,900
Purchased Call Options	—	392	—	392
Purchased Put Options	—	2,988,805	—	2,988,805
Short-Term Investments	1,497,518	—	—	1,497,518
Total	$45,715,418	$2,989,197	$—	$48,704,615
Liabilities *
Call Options Written	$—	$129,065	$—	$129,065
Put Options Written	—	603,375	—	603,375
Total	$—	$732,440	$—	$732,440

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2015 for the Swan Defined Risk Fund and the Swan Emerging Markets Fund, tax years 2016 - 2017 for all Funds, or expected to be taken by all the Funds in their 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker Cash Held at Broker include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$2,347,757,142	$604,249,482	$(11,877,798)	$592,371,684
Swan Defined Risk Emerging Markets Fund	45,869,131	4,821,492	(313,751)	4,507,741
Swan Defined Risk Foreign Developed Fund	42,778,381	3,523,849	(363,878)	3,159,971
Swan Defined Risk U.S. Small Cap Fund	39,936,285	8,035,890	—	8,035,890

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended June 30, 2018, the advisory fees incurred by each of the funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$30,206,687
Swan Defined Risk Emerging Markets Fund	479,399
Swan Defined Risk Foreign Developed Fund	427,741
Swan Defined Risk U.S. Small Cap Fund	372,768

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Fund until at least October 31, 2018 for each Fund to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor))) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares of the applicable Fund (the “expense limitations”).

During the year ended June 30, 2018, the Advisor waived advisory fees pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	10,093
Swan Defined Risk Foreign Developed Fund	42,274
Swan Defined Risk U.S. Small Cap Fund	50,173

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor has not recaptured waived fees during the year ended June 30, 2018.

As of June 30, 2018 the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2019	June 30, 2020	June 30, 2021	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	114,200	65,850	10,093	$190,143
Swan Defined Risk Foreign Developed Fund	43,120	70,853	42,274	$156,247
Swan Defined Risk U.S. Small Cap Fund	44,982	66,632	50,173	$161,787

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the year ended June 30, 2018, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$896,975	$2,413,632
Swan Defined Risk Emerging Markets Fund	16,120	25,527
Swan Defined Risk Foreign Developed Fund	9,380	11,719
Swan Defined Risk U.S. Small Cap Fund	2,367	16,933

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended June 30, 2018, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$2,448,881	$308,665
Swan Defined Risk Emerging Markets Fund	18,725	2,438
Swan Defined Risk Foreign Developed Fund	17,270	2,348
Swan Defined Risk U.S. Small Cap Fund	11,915	1,766

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended June 30, 2018 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$307,496,212	$254,378,237
Swan Defined Risk Emerging Markets Fund	14,774,960	2,862,674
Swan Defined Risk Foreign Developed Fund	14,075,032	1,591,214
Swan Defined Risk U.S. Small Cap Fund	13,423,058	459,694

6.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2018.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$187,687,968
Equity contracts/Equity price risk	Options Written, at value	(57,268,888)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$5,858,092
Equity contracts/Equity price risk	Options Written, at value	(1,019,010)

Swan Defined Risk Foreign Developed Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,610,518
Equity contracts/Equity price risk	Options Written, at value	(488,003)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,989,197
Equity contracts/Equity price risk	Options Written, at value	(732,440)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended June 30, 2018.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(288,793,084)	$44,846,614

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$90,189,903	$7,865,635

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(4,211,931)	$2,220,661

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,283,485	$(28,178)

Swan Defined Risk Foreign Developed Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(3,548,984)	$1,281,203

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,280,971	$(40,983)

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(3,757,722)	$264,734

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,181,149	$(14,657)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

The notional value of the derivative instruments outstanding as of June 30, 2018 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets

During the year ended June 30, 2018, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2018 for the Funds.

Swan Defined Risk Fund

Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

Gross Amounts
				Offset in the	Net Amounts
		Gross Amounts		Statement of	Presented in the
		of Recognized		Assets &	Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Assets		Liabilities	& Liabilities	Instruments	Pledged/Received	Net Amount
Purchased Options	Goldman Sachs	$187,687,968	(1)	$—	$187,687,968	$—	$—	$187,687,968
Total		$187,687,968		$—	$187,687,968	$—	$—	$187,687,968

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

Gross Amounts
				Offset in the	Net Amounts
		Gross Amounts		Statement of	Presented in the
		of Recognized		Assets &	Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities		Liabilities	& Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	Goldman Sachs	$57,268,888	(1)	$—	$57,268,888	$—	$—	$57,268,888
Total		$57,268,888		$—	$57,268,888	$—	$—	$57,268,888

Swan Defined Risk Emerging Markets Fund

Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Counterparty	Assets		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Purchased Options	Goldman Sachs	$5,858,092	(1)	$—	$5,858,092	$—	$—	$5,858,092
Total		$5,858,092		$—	$5,858,092	$—	$—	$5,858,092

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	Goldman Sachs	$1,019,010	(1)	$—	$1,019,010	$—	$—	$1,019,010
Total		$1,019,010		$—	$1,019,010	$—	$—	$1,019,010

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Swan Defined Risk Foreign Developed Fund

Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Counterparty	Assets		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$3,610,518	(1)	$—	$3,610,518	$—	$—	$3,610,518
Total		$3,610,518		$—	$3,610,518	$—	$—	$3,610,518

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	Interactive Brokers	$488,003	(1)	$—	$488,003	$—	$—	$488,003
Total		$488,003		$—	$488,003	$—	$—	$488,003

Swan Defined Risk U.S. Small Cap Fund

Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Counterparty	Assets		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$2,989,197	(1)	$—	$2,989,197	$—	$—	$2,989,197
Total		$2,989,197		$—	$2,989,197	$—	$—	$2,989,197

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	Interactive Brokers	$732,440	(1)	$—	$732,440	$—	$—	$732,440
Total		$732,440		$—	$732,440	$—	$—	$732,440

(1)	Value as presented in the Portfolio of Investments.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Swan Defined Risk Fund	$21,212,402	$—	$—	$21,212,402
Swan Defined Risk Emerging Markets Fund	919,769	—	—	919,769
Swan Defined Risk Foreign Developed Fund	1,230,282	74,923	—	1,305,205
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Swan Defined Risk Fund	$28,314,969	$—	$—	$28,314,969
Swan Defined Risk Emerging Markets Fund	581,096	—	—	581,096
Swan Defined Risk Foreign Developed Fund	301,539	—	—	301,539
Swan Defined Risk U.S. Small Cap Fund	11,449	—	48,445	59,894

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$8,728,676	$—	$(112,482,049)	$(240,072,856)	$—	$592,371,684	$248,545,455
Swan Defined Risk Emerging Markets Fund	$257,488	$—	$(1,796,607)	$(560,335)	$(2,203,858)	$4,507,741	$204,429
Swan Defined Risk Foreign Developed Fund	$452,753	$—	$(1,727,493)	$—	$(1,549,784)	$3,159,971	$335,447
Swan Defined Risk U.S. Small Cap Fund	$—	$—	$(1,964,126)	$(965,323)	$(471,215)	$8,035,890	$4,635,226

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on open option contracts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk U.S. Small Cap Fund incurred and elected to defer such late year losses of $243,880.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Swan Defined Risk Fund	$112,482,049
Swan Defined Risk Emerging Markets Fund	1,796,607
Swan Defined Risk Foreign Developed Fund	1,727,493
Swan Defined Risk U.S. Small Cap Fund	1,720,246

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

At June 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Swan Defined Risk Fund	$96,642,316	$143,430,540	$240,072,856
Swan Defined Risk Emerging Markets Fund	560,335	—	560,335
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	389,538	575,785	965,323

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, and the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Swan Defined Risk Fund	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	—	(436)	436
Swan Defined Risk Foreign Developed Fund	—	(555)	555
Swan Defined Risk U.S. Small Cap Fund	(67,330)	67,330	—

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at June 30, 2018 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Swan Defined Risk Fund

		Value			Dividends		Change in	Value	Shares
		Beginning			Credited to	Realized	Unrealized	End of	Held at
Cusip	Description	of Period	Purchases	Sales Proceeds	Income	Gain	Appreciation	Period	End of Period
81369Y100	Materials Select Sector SPDR Fund	$278,185,539	$25,080,628	$30,790,467	$5,894,975	$1,930,763	$21,757,796	$296,164,259	5,100,125

9.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	32.25%
LPL Financial	Swan Defined Risk Emerging Markets Fund	30.35%
LPL Financial	Swan Defined Risk Foreign Developed Fund	51.56%
LPL Finanical	Swan Defined Risk U.S. Small Cap Fund	39.67%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	26.14%

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website (“SEC”) www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2018, the percentage of the Fund’s net assets invested in the iShares ETF was 87.8%.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

The Swan Defined Risk Foreign Developed Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2018, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 90.5%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2018, the percentage of the Fund’s net assets invested in the iShares ETF was 91.6%.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of The Northern Lights Fund Trust III

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund (the “Funds”), including the portfolios of investments as of June 30, 2018, the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights of each of the Funds present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for the one-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights of the Funds for each of the four years in the period ended June 30, 2017 and the statement of changes in net assets of the Funds for the year ended June 30, 2017 were audited by other auditors whose report, dated August 29, 2017 expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

August 28, 2018

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/18	6/30/18	1/1/18 – 6/30/2018*	1/1/18 – 6/30/2018*
Swan Defined Risk Fund
Class A	$1,000.00	$976.90	$6.76	1.38%
Class C	$1,000.00	$973.40	$10.42	2.13%
Class I	$1,000.00	$978.50	$5.54	1.13%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$932.30	$7.91	1.64%
Class C	$1,000.00	$929.20	$11.48	2.39%
Class I	$1,000.00	$932.70	$6.71	1.39%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$950.70	$7.11	1.47%
Class C	$1,000.00	$947.60	$10.72	2.22%
Class I	$1,000.00	$952.60	$5.91	1.22%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,021.40	$7.77	1.55%
Class C	$1,000.00	$1,017.60	$11.51	2.30%
Class I	$1,000.00	$1,023.00	$6.52	1.30%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2018

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	1/1/18	6/30/18	1/1/18 – 6/30/18*	1/1/18 – 6/30/18*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.95	$6.90	1.39%
Class C	$1,000.00	$1,014.23	$10.64	2.14%
Class I	$1,000.00	$1,019.19	$5.66	1.14%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.61	$8.25	1.64%
Class C	$1,000.00	$1,012.89	$11.98	2.39%
Class I	$1,000.00	$1,017.85	$7.00	1.39%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,017.50	$7.35	1.47%
Class C	$1,000.00	$1,013.79	$11.08	2.22%
Class I	$1,000.00	$1,018.74	$6.11	1.22%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,017.11	$7.75	1.55%
Class C	$1,000.00	$1,013.39	$11.48	2.30%
Class I	$1,000.00	$1,018.35	$6.51	1.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2018

Renewal of Advisory Agreement Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund*

In connection with a meeting held on May 30-31, 2018, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Swan Capital Management LLC (the “Adviser”) and the Trust, with respect to the Swan Defined Risk Fund (“Swan DR”), Swan Defined Risk Emerging Markets Fund (“Swan EM”), Swan Defined Risk Foreign Developed Fund (“Swan FD”) and Swan Defined Risk U.S. Small Cap Fund (“Swan US” and collectively, the “Swan Funds”). In considering the renewal of the Advisory Agreements, the Trustees received materials specifically relating to Swan DR, Swan EM, Swan FD and Swan US and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board recognized that the Adviser’s investment management team had many years of experience and a diverse background. The Board discussed its four-step process of (1) being fully invested, (2) hedging via long-term puts for cost efficiency and stability, (3) generating market neutral income via options trading and short term premiums, and (4) monitoring and adjusting across all portfolios with its proprietary software. The Board remarked that the Adviser had developed a comprehensive risk management plan that was integrated into its trading. It noted that each Swan Fund’s strategy deliberately defined risk mitigation with a rules-based process. The Board observed that the Adviser’s chief compliance officer and compliance team monitored each Swan Fund regularly using checklists and risk matrices, and formally reviewed all trading vendors at least annually. The Board discussed personnel changes within the Adviser, noting that the Adviser had a sufficient succession plan. The CCO reported that the Adviser had no material litigation or regulatory compliance issues since the last renewal of the advisory agreement. The Board concluded that the Adviser had a culture of continuous improvement and growth and had demonstrated over the years that it could manage the Swan Funds effectively. The Board stated its expectation that the Adviser would continue to offer exceptional services to the Swan Funds and their shareholders.

Performance.

Swan DR—The Board observed that Swan DR had positive returns over the 1-year, 3-year, 5-year and since inception periods, but had trailed its Morningstar category and benchmark for each of those periods. The Board noted that Swan DR had a 3-star Morningstar rating, and was in the third quartile relative to its peer group and Morningstar category for the 1-year and 3-year periods, the second and third quartiles relative to its peer group and Morningstar category for the 5-year period, and in the bottom quartile relative to its peer group and Morningstar category for the since inception period. The Board remarked that Swan DR’s performance was not unexpected because Swan DR was not designed to outperform the benchmark or perform as well in a long-term bullish environment. The Board recalled the Adviser’s position that there were no truly comparable funds to Swan DR and the Adviser’s general disagreement with Swan DR’s Morningstar category. The Board discussed that Swan DR had conservative, yet respectable, returns over all time periods while offering a hedging component to protect against a major market drawdown. The Board agreed that the Adviser continued to manage Swan DR in a manner consistent with Swan DR’s investment strategy. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Swan DR and its shareholders.

Swan EM—The Board observed that Swan EM significantly outperformed its Morningstar category and peer group over the 1-year period and was on par with both since inception. The Board noted that Swan EM had a 3-star Morningstar rating, and was in the top quartile relative to Morningstar category and

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

peer group over the 1-year period. The Board discussed that Swan EM met its target by capturing 60% of the market upside. The Board agreed that the Adviser continued to manage Swan EM in a manner consistent with Swan EM’s investment strategy to maintain its hedged posture. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Swan EM and its shareholders.

Swan FD—The Board discussed that Swan FD had performed respectably in the 1-year period, outperforming its Morningstar category and peer group. The Board remarked that Swan FD was still relatively new, and that Swan FD had performed in line with expectations. The Board observed that Swan FD had captured a good portion of the upside in the past year. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Swan FD and its shareholders.

Swan US—The Board noted that Swan US trailed its Morningstar category and peer group over the 1-year period, but outperformed both since inception and landed in the top quartiles for that period on a return and Sharpe Ratio basis. The Board observed that some of the underperformance in the past year could be attributed to only two of the three small cap components in Swan US performing well. The Board agreed that Swan US performed as expected over the past year given the volatility in the small cap market, and that the Adviser continued to manage Swan US in a manner consistent with Swan US’ investment strategy. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Swan US and its shareholders.

Fees and Expenses.

Swan DR—The Board noted that Swan DR’s 1.00% advisory fee was in line with the median of its 10-fund peer group and higher than the peer group average of 0.90%. The Board observed that the advisory fee was also higher than the Morningstar category median and average but well-below the high of 1.95%. The Board discussed that Swan DR’s 1.30% net expense ratio was higher than the peer group and Morningstar category medians and averages, but well below the peer group high of 1.68% and the Morningstar category high of 2.67%. Given these considerations and the fact that the advisory fee was within 10 bps of Swan DR’s peer group and Morningstar category averages, the Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan EM—The Board noted that Swan EM’s 1.00% advisory fee was in line with the median of the 10-fund peer group, but higher than the Morningstar category median and average. The Board discussed that the 2.07% net expense ratio was above the peer group and Morningstar category medians and averages, but below the peer group high of 2.67% and Morningstar category high of 2.67%. The Board discussed the Adviser’s position that the net expense ratio was high because of acquired fund fees and expenses of 0.66%. The Board also discussed that the Adviser anticipated higher costs due to building out its compliance and operations teams. Given these considerations, the Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan FD—The Board noted that Swan FD’s 1.00% advisory fee was consistent with the peer group, but higher than the Morningstar category. The Board observed that Swan FD’s 1.69% net expense ratio was higher than that of its peer group and Morningstar category. The Board discussed that the Adviser justified its fees and expenses because of its active approach to managing Swan FD. Given these considerations, the Board concluded that the advisory fee for Swan FD was not unreasonable.

Swan US—The Board noted that Swan US’ 1.00% advisory fee was higher than the 11-fund peer group median and Morningstar category median, but below the 1.20% peer group high and the 1.95% Morningstar category high. The Board observed that Swan US’ 1.59% net expense ratio was higher than the peer group median and Morningstar category median, but below the peer group high of 2.31% and Morningstar category high of 2.67%. The Board concluded that the advisory fee for Swan US was not unreasonable.

Economies of Scale. The Board discussed the size of each of the Swan Funds and its prospects for growth, and noted the Adviser’s position that it had not achieved meaningful economies that would

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of each of the Swan Funds grew and the Adviser achieved material economies of scale related to its operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the Swan Funds, and noted that the Adviser earned a profit both in actual dollars and as a percent of revenue from each of the Swan Funds. The Board discussed that the Adviser had communicated its intention to continue using a part of its profits to continue the Adviser’s investment in talent and resources. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee for each of the Swan Funds was not unreasonable and that renewal of the Advisory Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Swan Funds.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2018

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations & Opinions Group, Lincoln International LLC (since August 2007).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of June 30, 2018, the Trust was comprised of 34 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/18-NLFT III-v1

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski* 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012 – 2015), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008- 2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

*	Mr. Malinowski was elected President of the Trust effective August 29, 2017

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-896-2590.

6/30/18-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
227 E. Third Avenue, Unit A
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
7 Ridgetop
Palmas Del Mar, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees	2016	2017	2018
Swan Defined Risk Fund	$14,000	$14,000	$14,775
Swan Defined Risk Emerging Markets Fund	$13,500	$13,500	$14,775
Swan Defined Risk Foreign Developed Fund	$13,200	$13,200	$14,775
Swan Defined Risk U.S Small Cap Fund	$13,200	$13,200	$14,775

(b) Audit-Related Fees	2016	2017	2018
Swan Defined Risk Fund	None	None	None
Swan Defined Risk Emerging Markets Fund	None	None	None
Swan Defined Risk Foreign Developed Fund	None	None	None
Swan Defined Risk U.S Small Cap Fund	None	None	None

(c) Tax Fees	2016	2017	2018
Swan Defined Risk Fund	$2,200	$2,200	$3,100
Swan Defined Risk Emerging Markets Fund	$2,200	$2,200	$3,100
Swan Defined Risk Foreign Developed Fund	$2,200	$2,200	$3,100
Swan Defined Risk U.S Small Cap Fund	$2,200	$2,200	$3,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees	2016	2017	2018
Swan Defined Risk Fund	None	None	None
Swan Defined Risk Emerging Markets Fund	None	None	None
Swan Defined Risk Foreign Developed Fund	None	None	None
Swan Defined Risk U.S Small Cap Fund	None	None	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Swan Defined Risk Fund	2018	2017	2016
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%
Swan Defined Risk Emerging Markets Fund	2018	2017	2016
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%
Swan Defined Risk Foreign Developed Fund	2018	2017	2016
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%
Swan Defined Risk U.S. Small Cap Fund	2018	2017	2016
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2018	2017	2016
Swan Defined Risk Fund	$3,100	$2,200	$2,200
Swan Defined Risk Emerging Markets Fund	$3,100	$2,200	$2,200
Swan Defined Risk Foreign Developed Fund	$3,100	$2,200	$2,200
Swan Defined Risk U.S. Small Cap Fund	$3,100	$2,200	$2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/6/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/6/18